Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of key management compensation

	2023	2022	2021
Salaries, other short‑term employee benefits and post-employment benefits	1,644,065	1,619,186	1,502,377
Consulting fees	17,106	151,639	224,091
Share‑based compensation	1,536,897	3,196,353	955,051
Total	3,198,068	4,967,178	2,681,519